Supplemental Balance Sheet Information - PP&E (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment - at cost
Gross property, plant and equipment	$ 24,914	$ 23,499
Less: Accumulated depreciation	(16,048)	(14,983)
Property, Plant and Equipment - net	8,866	8,516
Accumulated depreciation for capital leases included in Accumulated depreciation	48	89
Land
Property, plant and equipment - at cost
Gross property, plant and equipment	348	341
Buildings and leasehold improvements
Property, plant and equipment - at cost
Gross property, plant and equipment	7,681	7,252
Machinery and equipment
Property, plant and equipment - at cost
Gross property, plant and equipment	15,907	14,935
Construction in progress
Property, plant and equipment - at cost
Gross property, plant and equipment	843	809
Capital leases
Property, plant and equipment - at cost
Gross property, plant and equipment	$ 135	$ 162